Significant Basis of Preparation and Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting policies [Abstract]
Significant Basis Of Preparation And Accounting Policies

2. SIGNIFICANT BASIS OF PREPARATION AND ACCOUNTING POLICIES

(1) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Group operates primarily in Korea and its official accounting records are maintained in Korean Won. The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,067.42 Korean Won to US$1.00, the noon buying exchange rate in effect on December 31, 2017, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.

The significant accounting policies that have been applied for the preparation of the consolidated financial statements for the year ended December 31, 2017 are described below. There have not been changes to the significant accounting policies except for the impacts from the adoptions of accounting standards or interpretations which are explained below.

The Group’s consolidated financial statements have been prepared based on the historical cost method except for specific non-current assets and certain financial assets or liabilities reported at fair value. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

The consolidated financial statements of the Group were approved by the board of directors on March 2, 2018.

1) The Group has newly adopted the following new standards and interpretations that affected the Group’s accounting policies.

Amendments to IAS 7—Statement of Cash Flows

The amendments require an entity to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both cash and non-cash changes. Additional disclosure required related to the first time application of these amendments in the current year are in note 6. Consistent with the transition provisions of the amendments, the Group has not disclosed comparative information for the prior period. Apart from the additional disclosure in note 6, the application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.

Amendments to IAS 12—Income Taxes

The amendments clarify that in evaluating the deferred tax assets arising from deductible temporary difference of debt instruments measured at fair value, the carrying amount of an asset does not limit the estimation of probable future taxable profits. The application of these amendments has no material impact on the disclosures or the amounts recognized in the Group’s consolidated financial statements.

Other than the amendment stated above, there are several annual improvements in the current period, but the application of the amendments has had no material effect on the Group’s consolidated financial statements.

2) The Group has not applied the following IFRSs that have been issued but are not yet effective:

Enactments to IFRS 9—Financial Instruments

IFRS 9 issued in November 2009 introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. Another revised version of IFRS 9 was issued in July 2014 mainly to include a) impairment requirements for financial assets and b) limited amendments to the classification and measurement requirements by introducing a ‘fair value through other comprehensive income’(FVTOCI) measurement category for certain simple debt instruments. This standards supersedes IAS 39—Financial Instruments: Recognition and Measurement, and will be applied for annual periods beginning on or after January 1, 2018.

In principle, IFRS 9 must be applied retrospectively. However, there are certain exemptions to the application of retroactive approach such as presenting comparative information on classification, measurement and impairment of financial instruments. In addition, IFRS 9 is applied prospectively for hedge accounting with exceptions such as accounting for the time value of options. The Group will apply the standard retrospectively, in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, but will not restate previous periods provided that it is not possible to do so without the use of hindsight. Because of this, the Group will recognise any difference between the previous carrying amount and the carrying amount at the beginning of the annual reporting period that includes the date of initial application of IFRS 9 (January 1, 2018) in the opening retained earnings as of January 1, 2018.

The Group has completed the design and implementation of the internal controls and/or financial reporting processes related to the presentation of financial instruments in order to adopt IFRS 9. The Group has completed a financial impact analysis on the 2017 financial statements based on available information as of year-end in order to determine the impact of adopting IFRS 9 for the first time. The expected financial impact of each key issue on the financial statement, is as follows.

a) Classification and Measurement of Financial Instruments

When IFRS 9 is adopted, all recognized financial assets that in scope are subsequently measured at either amortized cost, fair value through other comprehensive income (FVTOCI), or fair value through profit or loss (FVTPL) as shown below, based on the business model for managing financial assets and based on the nature of contractual cash flows arising from the financial assets. Also, when hybrid contracts contain financial asset as its host contract, the embedded derivative will not be bifurcated as the whole hybrid contract would be classified as a financial asset.

Business Model
Nature of the contractual cash flow	Collection of the contractual cashflow	Collection of the contractual cashflow and sale of asset	Sale of asset, others
Principal and Interest only	Amortized Cost(*1)	FVTOCI(*1)	FVTPL
Other than the above		FVTPL(*2)

(*1)	An irrevocable election is available to designate a financial asset to be classified as FVTPL, for the purpose of eliminating or reducing accounting discrepancies.
(*2)	For equity securities held for purposes other than short-term trading, an irrevocable election is available to designate them as FVTOCI financial assets.

As the requirements to classify a financial asset as either amortized cost or FVTOCI are more stringent in IFRS 9 than in IAS 39, the variability of net income may increase as the amount of FVTPL financial assets is increased due to the adoption of IFRS 9.

As of year-end the Group currently holds loans and receivables amounting to 267,106,204 million Won, held-to-maturity financial assets amounting to 16,749,296 million Won. This amount includes 51,653 million Won of hybrid contracts in which the host contract, after separating the embedded derivatives, is a debt security. In addition, The group also holds available-for-sale financial assets amounting to 15,352,950 million Won, and FVTPL financial assets (except derivatives) amounting to 2,727,302 million Won as of year end in accordance with IAS 39.

According to IFRS 9, a financial asset may be measured at amortized cost only when its cashflows are solely principal and interest on specified dates on the contract and when the purpose of holding such asset is only to receive the contractual cashflows.

The estimated impact on the classification and measurement of Group’s financial assets (except derivatives) as of year-end is presented as follows. The following information is constructed from the accounting system for financial instruments built for the purpose of adopting IFRS 9.

(Unit : Korean Won in millions)

Classification per IAS 39	Classification per IFRS 9	Carrying Amount per IAS 39	Carrying Amount per IFRS 9
Loans and receivables (Deposits)	Amortized cost	8,870,835	8,870,835
Financial assets at FVTPL (Deposits)	FVTPL	25,972	25,972
Financial assets at FVTPL (Debt securities)	FVTPL	2,654,027	2,654,027
AFS financial assets (Debt securities)	FVTPL	46,855	46,855
AFS financial assets (Debt securities)	FVTOCI	12,874,209	12,874,209
AFS financial assets (Debt securities)	Amortized cost	308,181	322,300
Held-to-maturity financial assets (Debt securities)	Amortized cost	16,749,296	16,749,296
Financial assets at FVTPL (Equity securities)	FVTPL	47,304	47,304
AFS financial assets (Equity securities)	FVTPL	1,273,498	1,274,716
AFS financial assets (Equity securities)	FVTOCI	850,207	850,207
Loans and receivables (Loans)	FVTPL	279,032	280,001
Loans and receivables (Loans)	Amortized cost	253,014,491	253,014,491
Loans and receivables (Other financial assets)	Amortized cost	6,772,088	6,772,088

Total financial assets except derivatives		303,765,995	303,782,301

Among the financial assets measured at amortized cost, loans and receivables and held-to-maturity financial assets amounting to 279,032 million Won and AFS financial assets amounting to 1,320,353 million Won would be reclassified to FVTPL financial assets as a result of adopting IFRS 9.

b) Classification and Measurement of Financial Liabilities

According to the IFRS 9, the amount of changes in the fair value of financial liabilities measured at FVTPL due to changes in credit risk is presented as part of other comprehensive income, and such amount is not recycled subsequently in profit or loss. However, when recognizing the fair value changes in other comprehensive income causes or magnifies accounting discrepancies, the amount is recognized in profit or loss instead.

As of year-end the Group holds financial liabilities amounting to 294,809,262 million Won, and out of this amount 251,796 million Won has been designated as FVTPL financial liabilities. In relation to these financial liabilities, the increase in fair value amounting to 31,275 million Won has been recognized as losses for the year ended 2017 in accordance with IAS 39.

The results of the analysis conducted to determine the financial impact of applying IFRS 9 on FVTPL financial liabilities as of year-end show that the cumulative changes in fair value of FVTPL financial liabilities as a result of changes in credit risk amounted to 133 million Won.

c) Impairment: Financial assets and Contract assets

IFRS 9 requires the recognition of allowance for expected credit losses for debt instruments, lease receivables, contract assets, loan commitments and financial guarantee contracts measured at either amortized cost or FVTOCI.

The allowance to be recognized under IFRS 9 is the amount of expected 12-month credit loss or the expected lifetime credit loss, according to the 3 stages of credit risk deterioration since initial recognition as shown below.

	Stage 1	Stage 2	Stage 3
	Credit risk has not significantly increased since initial recognition(*)	Credit risk has significantly increased since initial recognition	Credit has been impaired
Allowance for expected credit losses	Expected 12-month credit losses: Expected credit losses due to possible defaults on financial instruments within 12-month period from the year-end.	Expected lifetime credit losses: Expected credit losses from all possible defaults during the expected lifetime of the financial instruments.

(*)	Credit risk may be considered to not have been significantly increased when credit risk is low at the reporting date. The Group considers that a financial asset’s credit risk is low when its credit risk rating is equivalent to the generally understood definition of “investment grade”.

Meanwhile, for purchased or originated credit impaired assets, the allowance for expected credit losses per IFRS 9 is the amount of cumulative changes in the expected lifetime credit losses after its initial recognition.

Determining a significant increase in credit risk since initial recognition

The Group assess when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. For the financial assets subject to the impairment provision of IFRS 9, it is considered to have a significant increase in credit risk and are moved to stage 2 when the following indicator exists:

•	Credit rating decrease by more than the agreed threshold relative to the credit rating at initial recognition

•	Accounts that is classified as precautious level defined by Financial Supervisory Service

•	Borrower has financial difficulties or has early warning signal as defined by the Group

•	Backstop criteria—accounts that are 30 calendar days or more past due.

Forward-looking information

Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate. Expected credit losses (ECL) are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. The Group incorporated forward-looking information by using statistical analysis on various macroeconomic variables. The Group has integrated such results in modelling probability of default (PD)

Modeling techniques

ECL are calculated by multiplying three main components, being the PD, loss given default and the exposure at default, discounted at the original effective interest rate. ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at collective level.

For the IFRS 9 impairment assessment, the Group developed models are used to determine the probability of default, loss given default and exposure at default. For stage 2 and 3, the Group applies lifetime PDs but uses 12 month PDs for stage 1. The ECL drivers of PD, exposure at default and loss given default are modelled at an account level which considers historical data available by the Group.

As of year-end the Group holds loans and receivables amounting to 267,106,204 million Won in accordance with IAS 39. In relation to this amount, the Group has recognized allowance for credit losses amounting to 1,830,242 million Won.

The expected impact on the allowance for credit losses as of year-end using the Group’s system for allowances is as follows.

(Unit : Korean Won in millions)

	Allowance for credit losses per IAS 39 (A)	Allowance for credit losses per IFRS 9 (B)	Increases(B-A)
Deposits	2,458	3,092	634
Debt securities	—	9,331	9,331
AFS debt securities	—	4,253	4,253
Held-to-maturity debt securities	—	5,078	5,078
Loan receivables and other financial assets	1,827,785	2,075,752	247,967
Guarantees	183,247	192,376	9,129
Loan commitments	66,115	104,887	38,772

Total	2,079,605	2,385,438	305,833

d) Hedge accounting

The requirements for hedge accounting in IFRS 9 has become more lenient as compared to IAS 39. That is, more financial instruments may now be considered to be a hedged item and/or a hedging instrument, the quantitative basis for evaluating high hedge effectiveness (80~125%) has been abolished, and the retroactive assessment requirement has also been abolished. These allow the firms to concentrate on hedging activities.

There are no significant impacts to the Group’s financial statements related to hedge accounting as a result of adopting IFRS 9.

e) Effect on regulatory capital ratios

Based on the analysis on IFRS 9, there are no significant impacts to the regulatory capital ratios.

Enactments to IFRS 15—Revenue from Contracts with Customers

The core principle under IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments introduces a 5-step approach to revenue recognition and measurement: 1) Identify the contract with a customer, 2) Identify the performance obligations in the contract, 3) Determine the transaction price, 4) Allocate the transaction price to the performance obligations in the contract, 5) Recognize revenue when (or as) the entity satisfies a performance obligation. This standard will supersede IAS 11—Construction Contracts, IAS 18- Revenue, IFRIC 13—Customer Loyalty Programmes, IFRIC 15—Agreements for the Construction of Real Estate, IFRIC 18—Transfers of Assets from Customers, and SIC 31—Revenue-Barter Transactions Involving Advertising Services. The enactment is effective for annual periods beginning on or after 1 January 2018. The Group does not expect the enactments to have a significant impact on the consolidated financial statements.

Enactments to IFRS 16—Leases

IFRS 16 introduces a comprehensive model for the identification of lease arrangements and accountings treatments for both lessors and lessees. IFRS 16 will supersede the current lease guidance including IAS 17 Leases and the related interpretations. The enactments are effective for annual periods beginning on or after 1 January 2019.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases and finance leases are removed for lessee accounting and is replaced by model where a right-of-use asset and corresponding liability have to be recognized for all leases by lessees except for short-term leases and leases of low value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease. Furthermore, extensive disclosures are required by IFRS 16.

In contrast, 1) for finance leases where the Group is a lessee and 2) in cases where the Group is a lessor, the Group do not anticipate that the application of IFRS 16 will have a significant impact on the amounts recognized in the Group’s consolidated financial statements.

Amendments to IFRS 2—Share-based Payment

The amendments include: 1) when measuring the fair value of share-based payment, the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payment should be consistent with the measurement of equity-settled share-based payment, 2) Share-based payment transaction in which the Group settles the share-based payment arrangement net by withholding a specified portion of the equity instruments per statutory tax withholding requirements would be classified as equity-settled in its entirety, if otherwise would be classified as equity-settled without the net settlement feature, and 3) when a cash-settled share-based payment changes to an equity-settled share-based payment because of modifications of the terms and conditions, the original liability recognized is derecognized and the equity-settled share-based payment is recognized at the modification date fair value. Any difference between the carrying amount of the liability at the modification date and the amount recognized in equity at the same date would be recognized in profit and loss immediately. The amendments are effective for annual periods beginning on or after January 1, 2018. The Group does not expect the amendments to have a significant impact on the consolidated financial statements.

Amendments to IAS 40—Transfers of Investment Property

The amendments clarify that a transfer to, or from, investment property necessitates an assessment of whether a property meets, or has ceased to meet, the definition of investment property, supported by observable evidence that a change in use has occurred. The amendments further clarify that situations other than the ones listed in IAS 40 may evidence a change in use, and that a change in use is possible for properties under construction (i.e. a change in use is not limited to completed properties).

The amendments are effective for annual periods beginning on or after January 1, 2018 with earlier application permitted. Entities can apply the amendments either retrospectively (if this is possible without the use of hindsight) or prospectively. The Group does not expect the amendments to have a significant impact on the consolidated financial statements.

Enactments to IFRIC 22—Foreign Currency Transactions and Advance Consideration

The interpretation addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (e.g. a non-refundable deposit or deferred revenue).

The interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset on non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration. The Group does not expect the enactments to have a significant impact on the consolidated financial statements.

The interpretation is effective for annual periods beginning on or after January 1, 2018 with earlier application permitted. Entities can apply the interpretation either retrospectively or prospectively. Specific transition provisions apply to prospective application.

(2) Basis of consolidated financial statement presentation

The consolidated financial statements incorporate the financial statements of the Bank and its subsidiaries (including structured entities) controlled by the Bank (the “Group”). The Group determines that the Group controls an investee if the Group has all the following: 1) power over the investee, 2) exposure, or rights, to variable returns from its involvement with the investee, 3) the ability to use its power over the investee to affect the amount of the investor’s returns. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Group has less than a majority of the voting rights of an investee, it still has the power over the investee if the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally.

The Group considers all relevant facts and circumstances in assessing whether or not the Group’s voting rights in an investee are sufficient to give it power, including:

•	The size of the Group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

•	Potential voting rights held by the Group, other vote holders or other parties;

•	Rights arising from other contractual arrangements; or

•	Any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Income and expenses of subsidiaries acquired or disposed of during the year are included in the consolidated statements of comprehensive income from the effective date of acquisition or up to the effective date of disposal, respectively, as appropriate. The carrying amount of non-controlling interests is adjusted to reflect their proportional share of changes in equity subsequent to the initial recognition. Total comprehensive income of subsidiaries is attributed to the owners of the Group and the non-controlling interests even if this result in the non-controlling interests has a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those adopted by the Group.

All intra-group transactions, related assets and liabilities, income and expenses are eliminated in full on consolidation.

Changes in the Group’s ownership interests in subsidiaries, without a loss of control, are accounted for as equity transactions. The carrying amounts of the owners’ interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the adjusted non-controlling interests and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Group.

When the Group loses control of a subsidiary, the profit or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. When the assets of the subsidiary are carried at revalued amounts or fair values and the related cumulative gain or loss has been recognized in other comprehensive income and accumulated in equity, the amounts previously recognized in other comprehensive income and accumulated in equity are accounted for as if the Group had directly disposed of the relevant assets (i.e. reclassified to net income or transferred directly to retained earnings). The fair value of any investment retained in the former subsidiary at the date when control is lost is recognized as the fair value on initial recognition for subsequent accounting under IAS 39 Financial Instruments: Recognition and Measurement or, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

(3) Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, liabilities assumed by the Group to the former owners of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. Acquisition-related costs are generally recognized in net income as incurred.

At the acquisition date, the acquiree’s identifiable assets, liabilities and contingent liabilities that meet the condition for recognition under IFRS 3 are recognized at their fair value, except that:

•	deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits, respectively;

•	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the Group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date; and

•	non-current assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations are measured at the lower of their previous carrying amounts and fair value less costs to sell.

Any excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the Group’s previously held equity interest (if any) in the acquiree over the net of identifiable assets and liabilities assumed of the acquiree at the acquisition date is recognized as goodwill which is included in intangible assets.

If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognized immediately in net income as a bargain purchase gain.

Non-controlling interests that are present ownership interests and entitle their holders to a proportionate share of the entity’s net assets in the event of liquidation may be initially measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Other types of non-controlling interests are measured at fair value or, when applicable, on the basis specified in another IFRSs.

When the consideration transferred by the Group in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39 Financial Instruments: Recognition and Measurement, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss.

When a business combination is achieved in stages, the Group’s previously held equity interest in the acquiree is remeasured at fair value at the acquisition date (i.e. the date when the Group obtains control) and the resulting gain or loss, if any, is recognized in net income. Amounts arising from changes in value of interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income where such treatment would be appropriate if that interest were disposed of.

In case where i) a common entity ultimately controls over all participating entities, or businesses, in business combination transaction, prior to and after the transaction continuously, and ii) the control is not temporary, the transaction meets the definition of “business combination under common control” and it is deemed that the transaction only results in the changes in legal substance, not economic substance, from the perspective of the ultimate controlling party. Thus, in such transactions, the acquirer recognizes the assets and liabilities of the acquiree on its financial statements at the book values as recognized in the ultimate controlling party’s consolidated financial statements, and the difference between the book value of consideration transferred to and the book value of net assets transferred in is recognized as equity.

(4) Investments in joint ventures and associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in making decision on the financial and operating policy of the investee but is not control or joint control over those policies.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to net assets relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The net income of current period and the financial results of the joint ventures and associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Under the equity method, an investment in the joint ventures and associates is initially recognized in the consolidated statements of financial position at cost and adjusted thereafter to recognize the Group’s share of the net assets of the joint ventures and associates and any impairment. When the Group’s share of losses of the joint ventures and associates exceeds the Group’s interest in the associate (including any long term interests that, in substance, form part of the entity’s net investment in the associate or joint venture), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint ventures and associates.

Any excess of the cost of acquisition over the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of the joint ventures and associates recognized at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities over the cost of acquisition is recognized immediately in net income.

Upon a loss of significant influence over the joint ventures and associates, the Group discontinues the use of the equity method and measures at fair value of any investment that the Group retains in the former joint ventures and associates from the date when the Group loses significant influence. The fair value of the investment is regarded as its fair value on initial recognition as a financial asset in accordance with IAS 39 Financial Instruments; Recognition and Measurement. The Group recognized differences between the carrying amount and fair value in net income and it is included in determination of the gain or loss on disposal of joint ventures and associates. The Group accounts for all amounts recognized in other comprehensive income in relation to that joint ventures and associates on the same basis as would be required if the joint ventures and associates had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by an associate would be reclassified to net income on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to net income as a reclassification adjustment.

When the Group’s ownership of interest in an associate or a joint venture decreases but the Group continues to maintain significant influence over an associate or a joint venture, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that decrease in ownership interest if the gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities. Meanwhile, if interest on associate or joint venture meets the definition of non-current asset held for sale, it is accounted for in accordance with IFRS 5.

The requirements of IAS 39 Financial Instruments: Recognition and Measurement to determine whether there has been a loss event are applied to identify whether it is necessary to recognize any impairment loss with respect to the Group’s investment in the joint ventures and associates. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount. Any impairment loss recognized is not allocated to any asset (including goodwill), which forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group continues to use the equity method when an investment in an associate becomes an investment in a joint venture or an investment in a joint venture becomes an investment in an associate. There is no remeasurement to fair value upon such changes in ownership interests.

When a subsidiary transacts with an associate or a joint venture of the Group, profits and losses resulting from the transactions with the associate or joint venture are recognized in the Group’s consolidated financial statements only to the extent of interests in the associate or joint venture that are not related to the Group.

(5) Investment in joint operation

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

When the Group operates as a joint operator, it recognizes in relation to its interest in a joint operation:

(a) its assets, including its share of any assets held jointly;

(b) its liabilities, including its share of any liabilities incurred jointly;

(c) its revenue from the sale of its share of the output arising from the joint operation;

(d) its share of the revenue from the sale of the output by the joint operation; and

(e) its expenses, including its share of any expenses incurred jointly.

The Group accounts for the assets, liabilities, revenues and expenses relating to its interest in a joint operation in accordance with the IFRSs applicable to the particular assets, liabilities, revenues and expenses.

When the Group enters into a transaction with a joint operation in which it is a joint operator, such as a sale or contribution of assets, it is conducting the transaction with the other parties to the joint operation and, as such, the Group recognizes gains and losses resulting from such a transaction only to the extent of the other parties’ interests in the joint operation.

When the Group enters into a transaction with a joint operation in which it is a joint operator, such as a purchase of assets, it does not recognize its share of the gains and losses until it resells those assets to a third party.

(6) Revenue recognition

1) Interest income

Interest income is recognized when earned. Interest income on financial assets that are classified as loans and receivables, available-for-sale or held-to-maturity is determined using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial asset (or group of financial assets) and of allocating the interest income over the expected life of the asset. The effective interest rate is the rate that exactly discounts estimated future cash flows to the instrument’s initial carrying amount. Calculation of the effective interest rate takes into account fees payable or receivable that is an integral part of the instrument’s yield, premiums or discounts on acquisition or issue, early redemption fees and transaction costs. All contractual terms of a financial instrument are considered when estimating future cash flows.

2) Loan origination fees and costs

The commission fees earned on loans, which is part of the effective interest rate of loans, is accounted for as deferred origination fees. Incremental cost related to the acquisition or disposal is accounted for deferred origination costs, and it is amortized on the effective interest method and included in interest revenues on loans.

3) Fees and commissions income

Commitment and utilization fees are determined as a percentage of the outstanding facility. If it is unlikely that a specific lending arrangement will be entered into, such fees are taken to net income over the life of the facility, otherwise, they are deferred and included in the effective interest rate on the advance.

Fees in respect of services are recognized as the right to consideration accrues through the provision of the service to the customer. The arrangements are generally contractual and the cost of providing the service is incurred as the service is rendered. The price is usually fixed and determinable.

Credit card fees include commission received from merchants for processing credit card transaction and annual fees received from credit card holders. Revenue from the commission is accrued to net income when the service is performed and annual fee is deferred and recognized as income over the period of the service provided.

4) Trust fees and compensation related to trust accounts

The Group receives fees for its management of unconsolidated trust assets, which are recognized on an accrual basis when the management services are provided and earned. The Group also is entitled to receive performance-based fees for certain trust accounts. These performance-based fees are recognized at the end of the performance period. In addition, a certain trust account which the Group guarantees to repay the principals and minimum interests of the trust account to its beneficiaries shall be included in the consolidated financial statements. The Group recognizes incomes when earned and expenses when interests to be paid to beneficiaries are accrued.

(7) Accounting for foreign currencies

The Group’s consolidated financial statements are presented in Korean Won, which is the functional currency of the Bank. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at its prevailing exchange rates at the date. Foreign exchange differences on monetary items that qualify as hedging instruments in a cash flow hedge or that form part of net investment in foreign operations are recognized in equity.

A monetary available-for-sale (“AFS”) financial asset is treated as if it were carried at amortized cost in the foreign currency. Accordingly, for such financial assets, exchange differences resulting from retranslating amortized cost are recognized in net income.

Non-monetary items denominated in foreign currencies that are stated at fair value are translated into Korean Won at foreign exchange rates at the dates the values were determined. Translation differences arising on non-monetary items measured at fair value are recognized in net income except for differences arising on non-monetary AFS financial assets, for example equity shares, which are included in the AFS reserve in equity unless the asset is the hedged item in a fair value hedge.

The Group identifies the most appropriate functional currency for each foreign operation based on the foreign operation’s activities. If Korean Won is not the foreign operation’s functional currency, its assets and liabilities, including goodwill and fair value adjustments arising on acquisition, are translated into Korean Won at foreign exchange rates at the end of each reporting date while the revenues and expenses are translated into Korean Won at average exchange rates for the period unless these do not approximate to the foreign exchange rates at the dates of the transactions. Foreign exchange differences arising on the translation of a foreign operation are recognized directly in equity and included in net income on its disposal.

(8) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, interest-earning deposits with original maturities of up to 90 days of acquisition date and highly liquid investment assets that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value.

(9) Financial assets and financial liabilities

1) Financial assets

A regular way purchase or sale is a purchase or sale of a financial asset under a contract whose term requires delivery of the asset within the time frame established generally by regulation or convention in the marketplace concerned.

On initial recognition, financial assets are classified into held-for-trading, designated as at fair value through profit or loss (“FVTPL”), AFS financial assets, held-to-maturity (“HTM”) investments and loans and receivables. Regular way purchases of financial assets classified as loans and receivables are recognized on settlement date; all other regular way transactions in financial assets are recognized on trade date.

a) Held-for-trading:

A financial asset is classified as held-for-trading if it is acquired principally for sale in the near term, or forms part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking, or it is a derivative (not in a qualifying hedge relationship). Held-for-trading financial assets are recognized at fair value with transaction costs being recognized in net income. Subsequently they are measured at fair value. Gains and losses on held-for-trading financial assets are recognized in net income as they arise.

b) Designated as at FVTPL:

Financial assets may be designated as at FVTPL only if such designation (a) eliminates or significantly reduces a measurement or recognition inconsistency; (b) applies to a group of financial assets, financial liabilities or both, which is managed and performance is evaluated on a fair value basis; or (c) is related to a contract containing one or more embedded derivative that would be required to be separated from the host contract.

Financial assets designated by the Group on initial recognition as at FVTPL are recognized at fair value, with transaction costs recognized in net income, and are subsequently measured at fair value. Gains and losses on financial assets that are designated as at FVTPL are recognized in net income as they arise.

c) AFS financial assets:

Financial assets that are not classified as HTM; held-for-trading; designated as at FVTPL; or loans and receivables, are classified as AFS. Financial assets can be designated as AFS on initial recognition. AFS financial assets are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at fair value. Unquoted equity investments whose fair value cannot be measured reliably are carried at cost and classified as AFS financial assets. Impairment losses in monetary and non-monetary AFS financial assets and dividends on non-monetary financial assets are recognized in net income. Interest revenue on monetary financial assets is calculated using the effective interest method and recognized as a net income. Changes in the fair value of AFS financial assets other than those resulting from retranslation of monetary AFS at the reporting date, and any related tax are reported in a separate component of shareholders’ equity until disposal, and then the cumulative gain or loss is recognized in net income.

d) HTM investments:

A financial asset may be classified as a HTM investment only if it has fixed or determinable payments, a fixed maturity, and the Group has the positive intention and ability to hold the financial asset to maturity. HTM investments are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at amortized cost using the effective interest method less any impairment losses.

e) Loans and receivables:

Non-derivative financial assets with fixed or determinable repayments that are not quoted in an active market are classified as loans and receivables, except those that are classified as AFS or as held-for-trading, or designated as at FVTPL. Loans and receivables are initially recognized at fair value plus directly related transaction costs. They are subsequently measured at amortized cost using the effective interest method less any impairment losses. Interest income is recognized using the effective interest method, except for the short-term receivables to which the present value discount is not meaningful.

2) Financial liabilities

On initial recognition financial liabilities are classified into held-for-trading; designated as at FVTPL; or amortized cost. Issues of equity or financial liabilities measured at amortized cost are recognized on settlement date; all other regular way transactions in financial instruments are recognized on trade date.

a) Held-for-trading:

A financial liability is classified as held-for-trading if it is incurred principally for repurchase in the near term, or forms part of a portfolio of financial instruments that are managed together and for which there is an evidence of short-term profit taking, or it is a derivative (not in a qualifying hedge relationship). Held-for-trading financial liabilities are recognized at fair value with transaction costs being recognized in net income. Subsequently, they are measured at fair value. Gains and losses are recognized in net income as they arise.

b) Designated as at FVTPL:

Financial liabilities may be designated as at FVTPL only if such designation (a) eliminates or significantly reduces a measurement or recognition inconsistency; (b) applies to a group of financial liabilities or both that the Group manages and evaluates on a fair value basis; or (c) relates to an instrument that contains an embedded derivative which is not evidently closely related to the host contract. Financial liabilities that the Group designates on initial recognition as being at FVTPL are recognized at fair value, with transaction costs being recognized in net income, and are subsequently measured at fair value. Gains and losses on financial liabilities that are designated as at FVTPL are recognized in net income as they arise.

c) Amortized cost:

All other financial liabilities are measured at amortized cost using the effective interest method.

3) Reclassifications

Held-for-trading and AFS financial assets that meet the definition of loans and receivables (non-derivative financial assets with fixed or determinable payments that are not quoted in an active market) may be reclassified to loans and receivables if the Group has the intention and ability to hold the financial asset for the foreseeable future or until maturity. The Group typically regards the foreseeable future as twelve months from the date of reclassification. Reclassifications are made at fair value. This fair value becomes the asset’s new cost or amortized cost as appropriate. Gains and losses recognized up to the date of reclassification are not reversed.

4) Derecognition of financial assets and liabilities

The Group derecognizes a financial asset when the contractual right to the cash flows from the asset is expired, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another company. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulated gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial assets other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset, or it retains a residual interest and such an retained interest indicates that the transferor has neither transferred nor retained substantially all the risks and rewards of ownership and has retained control of the transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognizes on the basis of the relative fair value of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part that is no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair value of those parts.

The Group derecognizes the financial liability, when Group’s obligations are discharged, cancelled or expired. The difference between paid cost and the carrying amount of financial liabilities is recorded in profit or loss.

5) Fair value of financial assets and liabilities

Financial instruments classified as held-for-trading or designated as at FVTPL and financial assets classified as AFS are recognized in the financial statements at fair value. All derivatives are measured at fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in and orderly transaction between market participants at the measurement date. Fair values are determined from quoted prices in active markets for identical financial assets or financial liabilities where these are available. The Group characterizes active markets as those in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Where a financial instrument is not in active market characterized by low transaction volumes, price quotations which vary substantially among market participants, or in which minimal information is released publicly, fair values are established using valuation techniques relying on alternative market data or internally developed models using significant inputs that are generally readily observable from objective sources. Market data includes prices of financial instruments with similar maturities and characteristics, duration, interest rate yield curves, and measures of volatility. The amount determined to be fair value may incorporate the management of the Group’s own assumptions (including assumptions that the Group believes market participants would use in valuing the financial instruments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability).

The valuation techniques used to estimate the fair value of the financial instruments include market approach and income approach, each of which involves a significant degree of judgment. Under the market approach, fair value is determined by reference to a recent transaction involving the financial instruments or by reference to observable valuation measures for comparable companies or assets.

Under the income approach, fair value is determined by converting future amounts (e.g., cash flows or earnings) to a single present amount (discounted) using current market expectations about the future amounts. In determining value under this approach, the Group makes assumptions regarding, among other things, revenues, operating income, depreciation and amortization, capital expenditures, income taxes, working capital needs, and terminal value of the financial investments. These valuation techniques involve a degree of estimation, the extent of which depends on the instrument’s complexity and the availability of market-based data.

The following are descriptions of valuation methodologies used by the Group to measure various financial instruments at fair value.

a) Financial assets at FVTPL and AFS financial assets:

The fair value of the securities included in financial assets at FVTPL and AFS financial assets are recognized in the consolidated statements of financial position based on available quoted market prices. For debt securities traded in the OTC market, the Group generally determines fair value based on prices obtained from independent pricing services. Specifically, with respect to independent pricing services, the Group obtains three prices per instrument from reputable independent pricing services in Korea, and generally uses the lowest of the prices obtained from such services without further adjustment. For non-marketable equity securities, the Group obtains prices from the independent pricing services. The Group validates prices received from such independent pricing services using a variety of means, including verification of the qualification of the independent pricing services, corroboration of the pricing by comparing the prices among the independent pricing services and by reference to other available market data, and review of the pricing model and assumptions used by the independent pricing services by the Group’s personnel who are familiar with market-related conditions.

b) Derivative assets and liabilities:

Quoted market prices are used for the Group’s exchange-traded derivatives, such as certain interest rate futures and option contracts. All of the Group’s derivatives that are traded in OTC markets where quoted market prices are not readily available are valued using internal valuation techniques. Valuation techniques and inputs to internally developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative’s value is based. If the model inputs for certain derivatives are not observable in a liquid market, significant judgments on the level of inputs used for valuation techniques are required.

c) Valuation Adjustments:

By using derivatives, the Group is exposed to credit risk if counterparties to the derivative contracts do not perform as expected. If counterparty fails to perform, counterparty credit risk is equal to the amount reported as a derivative asset in the consolidated statements of financial position. The amounts reported as a derivative asset are derivative contracts in a gain position. Few of the Group’s derivatives are listed on an exchange. The majority of derivative positions are valued using internally developed models that use as their basis observable market inputs. Therefore, an adjustment is necessary to reflect the credit quality of each counterparty to arrive at fair value. Counterparty credit risk adjustments are applied to derivative assets, such as OTC derivative instruments, when the market inputs used in valuation models may not be indicative of the creditworthiness of the counterparty. Adjustments are also made when valuing financial liabilities to reflect the Group’s own credit standing.

The adjustment is based on probability of default of a counterparty and loss given default. The adjustment also takes into account contractual factors designed to reduce the Group’s credit exposure to each counterparty. To the extent derivative assets (liabilities) are subject to master netting arrangements, the exposure used to calculate the credit risk adjustment is net of derivatives in a loss (gain) position with the same counterparty and cash collateral received (paid).

6) Impairment of the financial assets

The Group assesses at the end of each reporting date whether there is any objective evidence that a financial asset or group of financial assets classified as AFS, HTM or loans and receivables is impaired. A financial asset or portfolio of financial assets is impaired and an impairment loss incurs if there is an objective evidence of impairment as result of one or more events that occurred after the initial recognition of an asset and that event (or events) has an impact on the estimated future cash flows of the financial asset.

a) Financial assets carried at amortized cost:

If there is an objective evidence that an impairment loss on a financial asset or group of financial assets classified as HTM investments or as loans and receivables has been incurred, the Group measures the amount of the loss as the difference between the carrying amount of the asset or group of assets and the present value of estimated future cash flows from the asset or group of assets discounted at the effective interest rate of the instrument at initial recognition. For collateralized loans and receivables, estimated future cash flows include cash flows that may result from foreclosure less the costs of obtaining and selling the collateral.

Impairment losses are assessed individually for financial assets that are individually significant and assessed either individually or collectively for assets that are not individually significant. In making collective assessment of impairment, financial assets are grouped into portfolios on the basis of similar risk characteristics. Future cash flows from these portfolios are estimated on the basis of the contractual cash flows and historical loss experience for assets with similar credit risk characteristics. Historical loss experience is adjusted, on the basis of observable data, to reflect current conditions not affecting the period of historical experience.

Impairment losses are recognized in net income and the carrying amount of the financial asset or group of financial assets is reduced by establishing a provision for impairment losses. If, in a subsequent period, the amount of the impairment loss reduces and the reduction can be ascribed to an event after the impairment was recognized, the previously recognized loss is reversed by adjusting the provision. Once an impairment loss has been recognized on a financial asset or group of financial assets, interest income is recognized on the carrying amount using the rate of interest at which estimated future cash flows were discounted in measuring impairment.

It is not the Group’s usual practice to write-off the asset at the time an impairment loss is recognized. Impaired loans and receivables are written off (i.e. the impairment provision is applied in writing down the loan’s carrying value in full) when the Group concludes that there is no longer any realistic prospect of recovery of part or the entire loan. Amounts recovered after a loan has been written off are reflected to the provision for the period in which they are received.

b) Financial assets carried at fair value:

When a decline in the fair value of a financial asset classified as AFS has been recognized directly in other comprehensive income and there is an objective evidence that the asset is impaired, the cumulative loss is removed from other comprehensive income and recognized in net income. The loss is measured as the difference between the amortized cost of the financial asset and its current fair value. Impairment losses on AFS equity instruments are not reversed through net income, but those on AFS debt instruments are reversed, if there is a decrease in the cumulative impairment loss that is objectively related to a subsequent event.

(10) Offsetting financial instruments

Financial assets and liabilities are presented in net in the consolidated statements of financial position when the Group has an enforceable legal right to set off and an intention to settle on a net basis or to realize an asset and settle the liability simultaneously.

(11) Investment properties

The Group classifies a property held to earn rentals and/or for capital appreciation as an investment property. Investment properties are measured initially at cost, including transaction costs, less subsequent depreciation and impairment.

Subsequent costs are included in the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Group and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred.

While land is not depreciated, all other investment properties are depreciated based on the respective assets’ estimated useful lives using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any change in estimate accounted for on a prospective basis.

An investment property is derecognized from the consolidated financial statements on disposal or when it is permanently withdrawn from use and no future economic benefits are expected even from its disposal. The gain or loss on derecognition of an investment property is calculated as the difference between the net disposal proceeds and the carrying amount of the property and is recognized in profit or loss in the period of the derecognition.

(12) Premises and equipment

Premises and equipment are stated at cost less subsequent accumulated depreciation and accumulated impairment losses. The cost of an item of premises and equipment is directly attributable to their purchase or construction, which includes any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. It also includes the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Subsequent costs to replace part of the premises and equipment are recognized in carrying amount of an asset or as an asset if it is probable that the future economic benefits associated with the assets will flow into the Group and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred.

While land is not depreciated, for all other premises and equipment, depreciation is charged to net income on a straight-line basis on the estimated economic useful lives as follows:

Useful life
Buildings used for business purpose	35 to 57 years
Structures in leased office	4 to 5 years
Properties for business purpose	4 to 5 years
Leased assets	Useful lives of the same kind or similar other premises and equipment

The Group reassesses the depreciation method, the estimated useful lives and residual values of premises and equipment at the end of each reporting period. If expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate. When the carrying amount of a fixed asset exceeds the estimated recoverable amount, the carrying amount of such asset is reduced to the recoverable amount.

(13) Intangible assets and goodwill

Intangible assets are stated at the manufacturing cost or acquisition cost plus additional incidental expenses less accumulated amortization and accumulated impairment losses. The Group’s intangible assets are amortized on a straight-line basis on the estimated economic useful lives as follows. The estimated useful life and amortization method are reviewed at the end of each reporting period. If expectations differ from previous estimates, the changes are accounted for as a change in an accounting estimate.

Useful life
Patents	10 years
Development costs	5 years
Software and others	4 to 5 years

In addition, when an indicator that intangible assets are impaired is noted, and the carrying amount of the asset exceeds the estimated recoverable amount of the asset, the carrying amount of the asset is reduced to its recoverable amount immediately.

Goodwill acquired in a business combination is included in intangible assets. Goodwill is not amortized but tested for impairment annually to the extent of reporting unit and when there is any indication of impairment.

Goodwill acquired is allocated to each of the Group’s cash-generating units (“CGU”) expected to benefit from the synergies of the combination. A CGU to which goodwill has been allocated is tested for impairment annually, or more frequently when there is indication that the CGU may be impaired. If the recoverable amount of the CGU is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU on a pro-rata basis based on the carrying amount of each asset in the CGU. Any impairment loss for goodwill is recognized directly in net income in the consolidated statements of comprehensive income. An impairment loss recognized for goodwill is not reversed in subsequent periods.

(14) Impairment of non-monetary assets

Intangible assets with indefinite useful lives such as goodwill and membership, or intangible assets that are not yet available for use are tested for impairment annually, regardless of whether or not there is any indication of impairment. All other assets are tested for impairment when there is an objective indication that the carrying amount may not be recoverable, and if the indication exists. The Group estimates the recoverable amount. Recoverable amount is the higher of value in use and net fair value less costs to sell. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and such impairment loss is recognized immediately in net income.

(15) Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

1) As a lessor

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases being the minimum lease payments and any unguaranteed residual value discount interest rate implicit in the lease. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term. Operating lease assets are included within other assets and depreciated over their useful lives.

2) As a lessee

Assets held under finance leases are initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statements of financial position as a finance lease obligation. Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Contingent rentals arising under finance leases are recognized as expenses in the periods in which they are incurred.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as expenses in the period in which they are incurred.

(16) Derivative instruments

Derivative instruments are classified as forward, futures, option, and swap, depending on the types of transactions and are classified as either trading or hedging depending on the purpose. Derivatives are initially recognized at fair value at the date the derivative contract is entered into and are subsequently measured to their fair value at the end of each reporting period. The resulting gain or loss is recognized in net income immediately unless the derivative is designated and effective as a hedging instrument.

A derivative embedded in a contract is accounted for as a stand-alone derivative if its economic characteristics are not closely related to the economic characteristics of the host contract; unless the entire contract is measured at fair value with changes in fair value recognized in net income.

The Group designates certain hedging instruments to (a) hedge of the exposure to changes in fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge); (b) hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction (cash flow hedge); and (c) hedge of a net investment in a foreign operation.

At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item.

1) Fair value hedge

Changes in the fair value of derivatives that are designated and qualified as fair value hedges are recognized in net income immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Hedge accounting is discontinued when the Group revokes the hedging relationship or when the hedging instrument is no longer qualified for hedge accounting. If the hedging instrument no longer meets the criteria for hedge accounting, the fair value adjustment to the carrying amount of the hedged item is amortized to net income from that date to maturity using the effective interest method.

2) Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualified as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in net income. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to net income when the hedged item is recognized in net income.

Hedge accounting is discontinued when the hedging instrument is expired or sold, or it is no longer qualified for hedge accounting, and any cumulative gain or loss in other comprehensive income remains in equity until the forecast transaction is ultimately recognized in net income. When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in net income.

3) Net investment hedge

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. The effective portion of changes in the fair value of the hedging instrument is recognized in equity while the ineffective portion is recognized immediately in net income. The cumulated gain and loss in other comprehensive income is reclassified from equity to profit or loss on the disposal or partial disposal of the foreign operations.

(17) Assets (or Disposal group) held for sale

The Group classifies a non-current asset (or disposal group) as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this, the non-current asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable. For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset (or disposal group), and an active programme to locate a buyer and complete the plan must have been initiated. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Group is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling interest in its former subsidiary after the sale.

When the Group is committed to a sale plan involving disposal of an investment, or a portion of an investment, in an associate or joint venture, the investment or the portion of the investment that will be disposed of is classified as held for sale when the criteria described above are met, and the Group discontinues the use of the equity method in relation to the portion that is classified a held for sale. Any retained portion of an investment in an associate or a joint venture that has not been classified as held for sale continues to be accounted for using the equity method. The Group discontinues the use of the equity method at the time of disposal when the disposal results in the Group losing significant influence over the associate or joint venture.

After the disposal takes place, the Group accounts for any retained interest in the associate or joint venture in accordance with IAS 39 Financial Instruments: Recognition and Measurement unless the retained interest continues to be an associate or a joint venture, in which case the Group uses the equity method.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

(18) Provisions

The Group recognizes provision if it has a present or contractual obligations as a result of the past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount of the obligation is reliably estimated. Provision is not recognized for the future operating losses.

The Group recognizes provision related to the unused portion of point rewards earned by credit card customers, payment guarantees, loan commitment and litigations. Where the Group is required to restore a leased property that is used as a branch, to an agreed condition after the contractual term expires, the present value of expected amounts to be used to dispose, decommission or repair the facilities is recognized as an asset retirement obligation.

Where there are a number of similar obligations, the probability that an outflow will be required in settlement is determined by considering the obligations as a whole. Although the likelihood of outflow for any one item may be small, if it is probable that some outflow of resources will be needed to settle the obligations as a whole, a provision is recognized.

(19) Capital and compound financial instruments

The Group classifies a financial instrument that it issues as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement. An instrument is classified as a liability if it is a contractual obligation to deliver cash or another financial asset, or to exchange financial assets or financial liabilities on potentially unfavourable terms. An instrument is classified as equity if it evidences a residual interest in the assets of the Group after the deduction of liabilities. The components of a compound financial instrument issued by the Group are classified and accounted for separately as financial liabilities or equity as appropriate.

If the Group reacquires its own equity instruments, those instruments (“treasury shares”) are presented as a deduction from total equity. The gain or loss on the purchase, sale, issue, or cancellation of treasury shares is not recognized in net income but recognized directly in equity.

(20) Financial guarantee contracts

Under a financial guarantee contract, the Group, in return for a fee, undertakes to meet a customer’s obligations under the terms of a debt instrument if the customer fails to do so.

A financial guarantee is recognized as a liability; initially at fair value and will be amortized, if not designated as at FVTPL, subsequently at the higher of its initial value less cumulative amortization and any provision under the contract measured in accordance with provision policy. Amortization is calculated so as to recognize fees receivable in profit or loss over the period of the guarantee.

(21) Employee benefits and pensions

The Group recognizes the undiscounted amount of short-term employee benefits expecting payment in exchange for the services, when employee renders services. Also, the Group recognizes expenses and liabilities in the case of accumulating compensated absences, when the employees render service that increases their entitlement to future compensated absences. Though the Group may have no legal obligation to pay a bonus, considering some cases, the Group has a practice of paying bonuses. In such cases, the Group has a constructive obligation, and thus recognizes expenses and liabilities when the employees render service.

The Group is operating defined contribution retirement pension plans and defined benefit retirement pension plans. Contributions to defined contribution retirement pension plans are recognized as an expense when employees have rendered service entitling them to the contributions. For defined benefit retirement pension plans, the cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur.

Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are composed of service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements), net interest expense (income), and remeasurement.

The Group presents the service cost and net interest expense (income) components in profit or loss, and the remeasurement component in other comprehensive income. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

Liabilities for termination benefits are recognized at the earlier of either 1) when the Group has become not able to cancel its proposal for termination benefits, or 2) when the Group has recognized the cost of restructuring that accompanies the payment of termination benefits.

(22) Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax. Current income tax expense approximates taxes to be paid or refunded for the current period and deferred income tax expense is provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, including operating losses and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the carrying values of assets and liabilities for financial reporting purposes and their tax bases. Deferred income tax benefit or expense is then recognized for the change in deferred tax assets or liabilities between periods. Deferred tax assets and liabilities are measured at the tax rates on the date of enactment or substantive enactment that are expected to apply in the period in which the liability is settled or the asset realized. Deferred tax assets, including the carryforwards of unused tax losses, are recognized to the extent it is probable that the deferred tax assets will be realized.

Deferred income tax assets and liabilities are offset if, and only if the Group has a legally enforceable right to offset current tax assets against current tax liabilities, and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred liabilities are not recognized if the temporary difference arises from goodwill. Deferred tax assets or liabilities are not recognized if they arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively.

(23) Earnings per share (“EPS”)

Basic EPS is calculated by earnings subtracting the dividends paid to holders of preferred stock and hybrid securities from the net income attributable to ordinary shareholders from the statements of comprehensive income and dividing by the weighted average number of common shares outstanding. Diluted EPS is calculated by adjusting the earnings and number of shares for the effects of all dilutive potential common shares.